Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	510,000,000
Proposed Maximum Offering Price per Unit | $ / shares	243.26
Maximum Aggregate Offering Price	$ 124,062,600,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,993,984.06
Offering Note
(1)	Consists of 510,000,000 shares of Common Stock that are issuable under the 2022 Employee Stock Plan pursuant to its terms.
(2)
Estimated solely for purposes of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on September 19, 2025.